Profit Before Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Profit Before Income Tax Expense

	2017	2016	2015
	RMB	RMB	RMB
Items credited and charged in arriving at the profit before income tax expense include:

Credited
Dividend income from available-for-sale financial assets	42	60	288
Reversal of provision for impairment of receivables	37	62	99
Reversal of write down in inventories	49	75	59
Government grants(i)	9,102	8,509	7,906
Remeasurement to fair value of pre-existing interest in acquiree	—	—	22,807
Gain on disposal of investment in subsidiaries(ii)	613	24,674	280

Charged
Amortization of intangible and other assets	4,495	4,896	4,141
Auditors’ remuneration (iii)	53	53	53
Cost of inventories recognized as expense	1,560,361	1,217,131	1,282,039
Provision for impairment of receivables	3,291	1,671	173
Loss on disposal of property, plant and equipment	4,939	7,972	4,661
Operating lease expenses	20,073	19,027	16,786
Research and development expenses	12,323	11,227	11,856
Write down in inventories	1,118	2,709	3,394

(i)	Comprises proportionate refund of import value-added tax relating to the import of natural gas (including liquefied natural gas) provided by the PRC government. This value-added tax refund is applicable from January 1, 2011 to December 31, 2020 and available when the import prices of the natural gas and liquefied natural gas imported under any State-sanctioned pipelines are higher than their prescribed selling prices.
(ii)	On November 24, 2015, the Board of Directors approved the sale by CNPC Exploration and Development Co., Ltd. (“CNPC E&D”), one of the Company’s wholly-owned subsidiaries, of its 50% of equity interest in Trans-Asia Gas Pipeline Co., Ltd. (“Trans-Asia Pipeline”) to CNIC Corporation Limited. The transaction was completed in the second quarter of 2016 and CNPC E&D lost control over Trans-Asia Pipeline accordingly. The gain recorded as “Other (expenses) / income, net” of RMB 24,534 represents the difference between the sum of total consideration equivalent to RMB 14,671 received from the transaction and the fair value of the remaining equity investment of RMB 14,527, and the net assets of the former subsidiary of RMB 4,034, together with the amounts of RMB 630 recognized previously in other comprehensive loss in relation to Trans-Asia Pipeline reclassified to profit or loss.
(iii)	The auditors’ remuneration above represents the annual audit fees paid by the Company. This remuneration does not include fees of RMB 52 (2016: RMB 66, 2015: RMB 36) paid by subsidiaries to the Company’s current auditor and its network firms which primarily relates to audit fees of RMB 40 (2016: RMB 50, 2015: RMB 29), audit-related fees of RMB 8 (2016: RMB 8, 2015: RMB 6) and tax fees of RMB 3 (2016: RMB 7, 2015 RMB nil), and other service fees of RMB 1 (2016: RMB 1, 2015: RMB 1).